INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit for the period	$ 608	$ 89	$ 726	$ 167
Items that will not be reclassified to profit or loss
Foreign currency translation	(18)	(58)	9	(76)
Reclassification of accumulated foreign currency translation reserve to income statement upon disposal of subsidiary	(454)	0	(454)	0
Items that will not be reclassified to profit or loss
Fair value re-measurement of financial instruments	8	(4)	7	(6)
Other comprehensive loss for the period, net of tax	(464)	(62)	(438)	(82)
Total comprehensive income / (loss)	144	27	288	85
Attributable to:
The owners of the parent	135	11	256	45
Non-controlling interests	9	16	32	40
Total comprehensive income / (loss)	$ 144	$ 27	$ 288	$ 85